Events Occurring After the Reporting Date - Additional Information (Detail) - Subsequent Event [Member] $ in Thousands	Oct. 05, 2018 USD ($)	Aug. 21, 2018 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Cash rebate received | €		€ 1,221,906
Proceeds from exercising of ADS Warrants | $	$ 1,050